INTANGIBLE ASSETS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross			$ 92,000	$ 92,000
Finite-Lived Intangible Assets, Accumulated Amortization		$ 42,933	41,783	$ 37,183
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			4,600
Finite-Lived Intangible Assets, Amortization Expense, Year Two			4,600
Finite-Lived Intangible Assets, Amortization Expense, Year Three			4,600
Finite-Lived Intangible Assets, Amortization Expense, Year Four			4,600
Finite-Lived Intangible Assets, Amortization Expense, Year Five			$ 4,600
International Crude Tankers Segment [Member]
Goodwill And Intangible Assets [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)	$ 6,625